Subsequent Events (Details) (USD $)	12 Months Ended
Dec. 31, 2011 Number
LLC And CPA 15 Merger [Abstract]
Shareholder Cash Option Arising From Proposed Merger	$ 1.25
Shareholder Share Option Available From Proposed Merger	0.2326
Number Of Properties In Proposed Merger	315
Weighted Average Remaining Life Of Properties In Proposed Merger	10.4
Base Rent Of Properties In Proposed Merger	$ 223,000,000
Number of Variable Rate Debt Assumed	7
Number Of Fixed Rate Debt Assumed	74
Credit Facility For Proposed Merger	175,000,000
Fair Value Of Debt Assumed In Proposed Merger	1,200,000,000
Weighted Average Interest Rate Of Debt Assumed	5.70%
Revenue Earned From Proposed Merger Entity	26,000,000
Equity Earnings From Proposed Merger Entity	3,400,000
Per Share Market Price To Liquidating Shareholders	$ 45.07
Net Asset Value Of Per Share Received By Liquidating Shareholders	$ 11.73
Proposed Merger Consideration Liquidating Amount	$ 151,800,000
Shares Issued To Proposed Merger Liquidating Shareholders	28,241,000
Shares Outstanding From Proposed Merger Entity	131,566,206
Shares Owned By Parent	10,153,074